EMPLOYEE BENEFITS (Details 5) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
employee benefit revenue/(expenses)	R$ (145.6)	R$ (157.8)	R$ (178.2)
Employee Benefit Revenue Expenses Allocated To Other Operating Incomeexpenses Net [Member]
IfrsStatementLineItems [Line Items]
employee benefit revenue/(expenses)		(0.1)	(0.2)
Employee Benefit Revenueexpenses Allocated To Cost Of Sales [Member]
IfrsStatementLineItems [Line Items]
employee benefit revenue/(expenses)	(15.1)	(26.4)	(33.0)
Commercial Expenses [Member]
IfrsStatementLineItems [Line Items]
employee benefit revenue/(expenses)	(7.3)	(9.4)	(11.7)
Employee Benefit Revenue Expenses Allocated To Administrative Expenses [Member]
IfrsStatementLineItems [Line Items]
employee benefit revenue/(expenses)	(8.9)	(14.1)	(17.7)
Employee Benefit Revenue Expenses Allocated To Financial Expenses [Member]
IfrsStatementLineItems [Line Items]
employee benefit revenue/(expenses)	R$ (114.3)	R$ (107.8)	R$ (115.6)